Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of Debt
Debt outstanding consisted of the following (in thousands):

	Interest Rate	June 30, 2022	December 31, 2021
Term loan, due June 30, 2032	0%	$14,695	$15,430

Total debt		14,695	15,430
Debt, current		1,470	1,470

Debt, non-current		$13,225	$13,960

Debt outstanding consisted of the following (in thousands):

	Interest Rate - December 31, 2021	December 31,
		2021	2020
Term loan, due June 30, 2032	0%	$15,430	$15,430
Revolving debt facility, repaid on March 8, 2021	LIBOR+ 9.05%	—	250,000
Debt discount		—	(2,752)

Total debt		15,430	262,678
Debt, current		1,470	247,248

Debt, non-current		$13,960	$15,430

Schedule of Estimated Principal Payments on all Debt Outstanding
Principal payments on all debt outstanding as of June 30, 2022 are estimated as follows (in thousands):

Year Ending December 31,	Total
2022 (remaining six months)	$735
2023	1,470
2024	1,470
2025	1,470
2026	1,470
Thereafter	8,080

Total	$14,695

Principal payments on all debt outstanding as of December 31, 2021 are estimated as follows (in thousands):

Year Ending December 31,	Total
2022	$1,470
2023	1,470
2024	1,470
2025	1,470
Thereafter	9,550

Total	$15,430